Share Based Payments - Schedule of Stock Options Outstanding and Exercisable by Range of Exercise Price (Details)	Dec. 31, 2018 year	Dec. 31, 2018 shares	Dec. 31, 2018 CAD ($)	Dec. 31, 2018	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2015 CAD ($) shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (options) | shares		1,249,361			647,156	912,995	901,114
Weighted Average Remaining Contractual Life (years) | year	4.99
Weighted Average Exercise Price (cad per share)			$ 8.73		$ 13.20	$ 17.42	$ 20.58
Number Exercisable (options)		777,245		777,245	573,984	689,883
Weighted Average Exercise Price (cad per share)			11.04		$ 14.36	$ 22.03
$2.47 - $3.99
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (options) | shares		711,827
Weighted Average Remaining Contractual Life (years) | year	5.95
Weighted Average Exercise Price (cad per share)			3.21
Number Exercisable (options)				442,231
Weighted Average Exercise Price (cad per share)			3.25
$2.47 - $3.99 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (cad per share)			2.47
$2.47 - $3.99 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (cad per share)			3.99
$4.84 - $7.81
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (options) | shares		335,092
Weighted Average Remaining Contractual Life (years) | year	3.76
Weighted Average Exercise Price (cad per share)			7.21
Number Exercisable (options)				132,572
Weighted Average Exercise Price (cad per share)			7.09
$4.84 - $7.81 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (cad per share)			4.84
$4.84 - $7.81 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (cad per share)			7.81
$13.77 - $19.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (options) | shares		92,308
Weighted Average Remaining Contractual Life (years) | year	4.63
Weighted Average Exercise Price (cad per share)			16.94
Number Exercisable (options)				92,308
Weighted Average Exercise Price (cad per share)			16.94
$13.77 - $19.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (cad per share)			13.77
$13.77 - $19.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (cad per share)			19
$20.23 - $36.96
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (options) | shares		51,777
Weighted Average Remaining Contractual Life (years) | year	2.71
Weighted Average Exercise Price (cad per share)			32.29
Number Exercisable (options)				51,777
Weighted Average Exercise Price (cad per share)			32.29
$20.23 - $36.96 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (cad per share)			20.23
$20.23 - $36.96 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (cad per share)			36.96
$38.09 - $63.84
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Outstanding (options) | shares		58,357
Weighted Average Remaining Contractual Life (years) | year	2.93
Weighted Average Exercise Price (cad per share)			50.85
Number Exercisable (options)				58,357
Weighted Average Exercise Price (cad per share)			50.85
$38.09 - $63.84 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (cad per share)			38.09
$38.09 - $63.84 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (cad per share)			$ 63.84